UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21121

Large-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Large-Cap Growth Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 4.8%
Boeing Co. (The)	9,200	$684,204
General Dynamics Corp.	27,300	2,276,001
Rockwell Collins, Inc.	14,500	828,675
United Technologies Corp.	28,700	1,975,134
		$5,764,014
Air Freight & Logistics — 1.1%
FedEx Corp.	14,000	$1,297,380
		$1,297,380
Beverages — 2.6%
Coca-Cola Co. (The)	23,900	$1,454,793
PepsiCo, Inc.	22,350	1,613,670
		$3,068,463
Biotechnology — 4.5%
Genentech, Inc. (1)	20,500	$1,664,190
Genzyme Corp. (1)	22,000	1,639,880
Gilead Sciences, Inc. (1)	40,200	2,071,506
		$5,375,576
Capital Markets — 3.0%
Goldman Sachs Group, Inc.	5,900	$975,801
Invesco, Ltd.	61,000	1,485,960
State Street Corp.	15,200	1,200,800
		$3,662,561
Chemicals — 2.7%
Air Products and Chemicals, Inc.	9,600	$883,200
Celanese Corp., Class A	32,000	1,249,600
Ecolab, Inc.	26,000	1,129,180
		$3,261,980
Communications Equipment — 4.9%
Cisco Systems, Inc. (1)	100,200	$2,413,818
QUALCOMM, Inc.	47,200	1,935,200
Research In Motion, Ltd. (1)	13,500	1,515,105
		$5,864,123
Computer Peripherals — 3.5%
Apple, Inc. (1)	17,500	$2,511,250
Hewlett-Packard Co.	36,500	1,666,590
		$4,177,840
Diversified Financial Services — 1.6%
CME Group, Inc.	2,000	$938,200
Moody’s Corp. (2)	30,000	1,044,900
		$1,983,100
Electrical Equipment — 1.3%
Emerson Electric Co.	31,200	$1,605,552
		$1,605,552

Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc. (1)	37,500	$1,118,625
		$1,118,625
Energy Equipment & Services — 2.9%
Schlumberger, Ltd.	15,000	$1,305,000
Transocean, Inc. (1)	16,004	2,163,741
		$3,468,741
Food & Staples Retailing — 3.5%
CVS Caremark Corp.	45,224	$1,832,024
Wal-Mart Stores, Inc.	45,700	2,407,476
		$4,239,500
Food Products — 3.6%
Cadbury Schweppes PLC ADR	29,600	$1,308,912
Nestle SA	3,400	1,706,424
William Wrigley Jr. Co. (2)	21,000	1,319,640
		$4,334,976
Health Care Equipment & Supplies — 4.7%
Medtronic, Inc.	44,000	$2,128,280
St. Jude Medical, Inc. (1)	30,600	1,321,614
Thoratec Corp. (1) (2)	72,000	1,028,880
Zimmer Holdings, Inc. (1)	15,100	1,175,686
		$5,654,460
Hotels, Restaurants & Leisure — 2.9%
International Game Technology	46,000	$1,849,660
Marriott International, Inc., Class A	46,700	1,604,612
		$3,454,272
Household Products — 2.6%
Colgate-Palmolive Co.	24,000	$1,869,840
Procter & Gamble Co.	17,168	1,202,962
		$3,072,802
Industrial Conglomerates — 2.7%
3M Co.	15,200	$1,203,080
General Electric Co.	54,400	2,013,344
		$3,216,424
Internet Software & Services — 5.3%
Akamai Technologies, Inc. (1)	49,000	$1,379,840
eBay, Inc. (1)	41,000	1,223,440
Google, Inc., Class A (1)	5,900	2,598,773
Yahoo!, Inc. (1) (2)	42,500	1,229,525
		$6,431,578
IT Services — 2.1%
MasterCard, Inc., Class A (2)	6,900	$1,538,631
Paychex, Inc.	30,000	1,027,800
		$2,566,431
Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc. (1)	22,300	$1,267,532
		$1,267,532
Machinery — 1.6%
Danaher Corp.	12,800	$973,184
Eaton Corp.	12,500	995,875
		$1,969,059

Media — 3.3%
Comcast Corp., Class A	62,500	$1,208,750
Omnicom Group, Inc.	30,000	1,325,400
Walt Disney Co.	44,300	1,390,134
		$3,924,284
Metals & Mining — 1.0%
Goldcorp, Inc.	30,000	$1,162,500
		$1,162,500
Multiline Retail — 0.8%
JC Penney Co., Inc.	24,800	$935,208
		$935,208
Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp.	28,700	$1,808,961
Devon Energy Corp.	13,600	1,418,888
Hess Corp.	13,400	1,181,612
		$4,409,461
Pharmaceuticals — 6.7%
Abbott Laboratories	31,500	$1,737,225
Forest Laboratories, Inc. (1)	41,400	1,656,414
Johnson & Johnson	28,500	1,848,795
Merck & Co., Inc.	33,700	1,278,915
Pfizer, Inc.	75,600	1,582,308
		$8,103,657
Semiconductors & Semiconductor Equipment — 6.6%
Intel Corp.	87,000	$1,842,660
Intersil Corp., Class A	48,700	1,250,129
Linear Technology Corp. (2)	32,800	1,006,632
Marvell Technology Group, Ltd. (1)	91,600	996,608
Nvidia Corp. (1)	67,750	1,340,772
Texas Instruments, Inc.	54,500	1,540,715
		$7,977,516
Software — 5.6%
Adobe Systems, Inc. (1)	28,000	$996,520
Microsoft Corp.	101,420	2,878,300
Oracle Corp. (1)	89,500	1,750,620
VMware, Inc., Class A (1) (2)	26,332	1,127,536
		$6,752,976
Specialty Retail — 2.1%
Best Buy Co., Inc.	30,400	$1,260,384
J Crew Group, Inc. (1) (2)	27,800	1,227,926
		$2,488,310
Textiles, Apparel & Luxury Goods — 1.3%
Nike, Inc., Class B	23,900	$1,625,200
		$1,625,200
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	24,000	$862,080
		$862,080
Total Common Stocks (identified cost $105,156,047)		$115,096,181

Short-Term Investments — 10.7%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 3.32% (3) (4)	8,579	$8,578,876
Investment in Cash Management Portfolio, 2.81% (3)	$4,297	4,297,405
Total Short-Term Investments (identified cost $12,876,281)		$12,876,281
Total Investments — 106.4% (identified cost $118,032,328)		$127,972,462
Other Assets, Less Liabilities — (6.4)%		$(7,732,149)
Net Assets — 100.0%		$120,240,313

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at March 31, 2008.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Porfolio for the fiscal year to date ended March 31, 2008 were $73,761 and $62,065, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2008, the Portfolio loaned securities having a market value of $8,263,472 and received $8,578,876 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$118,072,909
Gross unrealized appreciation	13,378,557
Gross unrealized depreciation	(3,479,004)
Net unrealized appreciation	$9,899,553

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$126,266,038	$—
Level 2	Other Significant Observable Inputs	1,706,424	—
Level 3	Significant Unobservable Inputs	—	—
Total		$127,972,462	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 15, 2008